February 16, 2011

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  VALIC Separate Account A ("Registrant")
     The Variable Annuity Life Insurance Company ("Depositor")
     Registration Statement on Form N-4
     File Nos.: 333-137942 and 811-03240
     Portfolio Director, Portfolio Director 2 and Portfolio Director Plus

Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), Post-Effective Amendment No. 13 and Amendment No. 168 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this Rule 485(a)(1) filing is to add a guaranteed benefit feature, IncomeLOCK Plus.

Other than this new feature, the prospectus is substantially similar to the May 1, 2010 Portfolio Director registration statement (333-137942). For this reason, we respectfully request selective review. Under separate cover, we will provide a redlined document of the prospectus compared to the May 1, 2010 Portfolio Director registration statement.

We respectfully request, pursuant to 1933 Act Rule 485(b)(1)(vii), that you allow us to add this IncomeLOCK feature to "old" Portfolio Director, 033-75292, through a 485BPOS filing, around the end of April 2011, since we use the same prospectus for both versions of Portfolio Director.

We confirm and acknowledge that:
1. Should the Commission or the staff, acting pursuant to delegated authority, allow the filing to become effective, it does not foreclose the Commission from taking any action with respect to the filing;
2. The action of the Commission or the staff, acting pursuant to delegated authority, in allowing the filing to become effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
3. Depositor and Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me at 713-831-3150 if you have any questions or need more information.

Sincerely,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

By  /s/ Katherine Stoner
    -------------------
    Vice President, Deputy General Counsel and Secretary

cc: Jeff Foor
Office of Insurance Products